Income Taxes - Summary Of the Income Tax Provision (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal, Current			$ 861,364	$ 630,070
Federal, Deferred			(386,973)	(239,426)
State and local, Current			53	(4)
State and local, Deferred			0
Change in valuation allowance			386,973	239,426
Income tax provision	$ 41,875	$ 596,774	$ 861,417	$ 630,066